Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Recurring [Member]
Liabilities, fair value disclosure	$ 0	$ 0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value disclosure	$ 162,600	$ 83,100